SIGNED
                                               SEC. File Nos.  33-12447
                                                               811-5104

                              SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                          FORM N-1A
                                   Registration Statement
                                           Under
                                  the Securities Act of 1933

                                Post-Effective Amendment No. 16
                                            and
                                     Registration Statement
                                            Under
                                The Investment Company Act of 1940
                                         Amendment No. 17

                                 CAPITAL WORLD BOND FUND, INC.
                        (Exact Name of Registrant as specified in charter)

                                   333 South Hope Street
                                Los Angeles, California 90071
                             (Address of principal executive offices)


                       Registrant's telephone number, including area code:
                                        (213) 486-9200

                                 JULIE F. WILLIAMS, Secretary
                                 Capital World Bond Fund, Inc.
                                    333 South Hope Street
                                 Los Angeles, California 90071
                             (name and address of agent for service)

                                         Copies to:
                                   ROBERT E. CARLSON, ESQ.
                             PAUL, HASTINGS, JANOFSKY & WALKER LLP
                                     555 S. Flower Street
                                  Los Angeles, CA 90071-2371
                                  (Counsel for the Registrant)

                           Approximate date of proposed public offering:
          It is proposed that this filing become effective on December 1, 1998, pursuant to paragraph (a) of rule 485.

                               CAPITAL WORLD BOND FUND, INC.
                                    CROSS REFERENCE SHEET

ITEM NUMBER OF                                        CAPTIONS IN PROSPECTUS
PART "A" OF FORM N-1A                                 (PART "A")



1.      Front and Back Cover Pages                    Front and Back Cover Pages

2.      Risk/Return Summary:  Investments,            Risk/Return Summary
        Risks and Performance

3.      Risk/Return Summary:  Fee Table               Risk/Return Summary

4.      Investment Objectives, Principal              Investment Objective,
        Strategies, and Related Risks                 Strategies and Risks

5.      Management's Discussion of Fund               N/A
        Performance

6.      Management, Organization, and Capital         Management and
        Structure                                     Organization

7.      Shareholder Information                       Shareholder Information

8.      Distribution Arrangements                     Shareholder Information

9.      Financial Highlights Information              Financial Highlights



ITEM NUMBER OF                                        CAPTIONS IN STATEMENT OF
PART "B" OF FORM N-1A                                 ADDITIONAL INFORMATION
                                                      (PART "B")



10.     Cover Page and Table of Contents              Cover Page and Table of
                                                      Contents

11.     Fund History                                  Fund Organization

12.     Description of the Fund and its               Fund Organization;
        Investments and Risks                         Investment Restrictions;
                                                      Description of Certain
                                                      Securities and Investment
                                                      Techniques

13.     Management of the Fund                        Management; Fund Officers
                                                      and Directors

14.     Control Persons and Principal Holders         N/A
        of Securities

15.     Investment Advisory and Other Services        Management; General
                                                      Information; Fund Officers
                                                      and Directors

16.     Brokerage Allocation and Other                Management; Execution of
        Practices                                     Portfolio Transactions

17.     Capital Stock and Other Securities            None

18.     Purchase, Redemption and Pricing of           Purchase of Shares;
        Shares                                        Selling Shares;
                                                      Shareholder Account
                                                      Services and Privileges;
                                                      General Information

19.     Taxation of Fund                              Dividends, Distributions
                                                      and Federal Taxes

20.     Underwriters                                  Management

21.     Calculation of Performance Data               Investment Results and
                                                      Related Statistics

22.     Financial Statements                          Financial Statements



ITEM IN PART "C"



23.     Exhibits

24.     Persons Controlled by or under
        Common Control with Registrant

25.     Indemnification

26.     Business and Other Connections of
        Investment Adviser

27.     Principal Underwriters

28.     Location of Accounts and Records

29.     Management Services

30.     Undertakings

        Signature Page


                          Capital World Bond Fund (R)



                                   PROSPECTUS

                                DECEMBER 1, 1998

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CAPITAL WORLD BOND FUND
333 South Hope Street
Los Angeles, California 90071

TICKER SYMBOL:  CWBFX NEWSPAPER ABBREV.: Cap WFUND NO.: 31

TABLE OF CONTENTS

Risk/Return Summary
Fees and Expenses
Investment Objective, Strategies and Risks
Important Recent Developments
Management and Organization
Shareholder Information
Purchase and Exchange of Shares
Distribution Arrangements
Financial Highlights

RISK/RETURN SUMMARY

The fund seeks to provide you, over the long term, a high level of total return by investing primarily in bonds denominated in U.S. dollars or various other currencies.

The fund is designed for investors seeking returns through a portfolio of bonds of issuers based around the world. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to certain events, such as changes in the market or general economy. The values of debt securities held by the fund may be affected by changing interest rates and credit ratings. Investing outside the U.S. can involve additional risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or political, social and economic instability. In addition, although the fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer, the fund intends to limit its investments in the securities of any single issuer. Accordingly, you may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other entity or person.

INVESTMENT RESULTS

The following information illustrates how fund results may vary:
For periods ended December 31, 1997:

Average Annual       The fund             Salomon              CPI/3/

Total Return         including            Brothers/2/

                     maximum sales

                     charge/1/



One Year             xx.xx%               xx.xx%               xx.xx%

Five Years           xx.xx%               xx.xx%               xx.xx%

Ten Years            xx.xx%               xx.xx%               xx.xx%

Lifetime/5/          xx.xx%               xx.xx%               xx.xx%


Yield/1/: x.xx%

(For current yield information, please call American FundsLine(R) at 1-800-325-3590)

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA WHICH REQUIRES THAT THE MAXIMUM SALES CHARGE BE DEDUCTED. RESULTS WOULD BE HIGHER IF THEY WERE CALCULATED AT NET ASSET VALUE.

/2/ SALOMON BROTHERS BROAD INVESTMENT GRADE MEDIUM TERM INDEX REPRESENTS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT INCLUDES U.S. TREASURY,
GOVERNMENT-SPONSORED, MORTGAGE, AND INVESTMENT-GRADE FIXED-RATE CORPORATES (BBB-/BAA3) WITH A MATURITY OF ONE TO TEN YEARS. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ CONSUMER PRICE INDEX

/4/  THE FUND BEGAN INVESTMENT OPERATIONS ON FEBRUARY 19, 1988.
Here are the fund's results calculated without a sales charge on a CALENDAR YEAR basis. (If a sales charge were included, results would be lower.)

[bar graph]

1988 3.21%
1989 10.02%
1990 7.92%
1991 14.30%
1992 6.35%
1993 9.13%
1994 -2.99%
1995 13.86%
1996 4.15%
1997

The fund's year-to-date return for the nine months ended September 30, 1998 was %.

The fund's highest/lowest QUARTERLY results during this time period were:

- Highest  xxxx  (quarter ended xx)
- Lowest   xxxx  (quarter ended xx)

Past results are not an indication of future results.

FEES AND EXPENSES OF THE FUND

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge imposed on purchases                 4.75%/1/
(AS A PERCENTAGE OF OFFERING PRICE)

Maximum sales charge imposed on reinvested                0%
dividends

Maximum deferred sales charge                             0%/2/

Redemption or exchange fees                               0%


/1/  SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES.
/2/ A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 12 MONTHS FOLLOWING ANY PURCHASES YOU MADE WITHOUT A SALES CHARGE.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                     xx.xx%

Service (12b-1) Fees                                xx.xx%/*/

Other Expenses                                      xx.xx%

Total Annual Fund Operating Expenses                xx.xx%


/*/ 12B-1 EXPENSES MAY NOT EXCEED 0.30% OF THE FUND'S AVERAGE NET ASSETS
ANNUALLY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



One year                                          $xx

Three years                                       $xx

Five years                                        $xx

Ten years                                         $xx


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide you, over the long term, with a high level of total return as is consistent with prudent investment management. The fund invests primarily in fixed-income securities denominated in various currencies, including U.S. dollars. Normally, the fund's fixed-income obligations will consist substantially of investment grade bonds (rated Baa or BBB or better). The fund may, however, invest a substantial portion of its portfolio in U.S. securities or securities denominated in U.S. dollars, cash, cash equivalents, or securities of any type, in response to abnormal market conditions (which may prevent the fund from pursuing its objective over short-term).

The values of debt securities held by the fund may be affected by factors such as changing interest rates and credit ratings. For example, credit rating downgrades and rising interest rates may cause the value of the fund's investments to decline. In addition, the values of non-U.S. securities can decline in response to various factors, including currency fluctuations, political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities.

The following chart illustrates the portfolio composition of the fund as of the end of its fiscal year.

Asset Mix [pie chart]

Country Breakdown [table]

IMPORTANT RECENT DEVELOPMENTS

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers--including the investment adviser and its affiliates--are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

EURO INTRODUCTION

On January 1, 1999, the European Union will introduce a single European currency, the Euro. The first group of countries that will begin to convert their currencies to the Euro include Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. The expected introduction of the Euro present unique uncertainties, including: whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the Euro. The fund understands that the investment adviser and other key service providers are taking steps to address Euro-related issues.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investment. This policy has also been incorporated into the fund's code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Capital World Bond Fund are listed below.

Portfolio          Primary Title(s)                 Years of                  Approximate Years of
Counselors                                          Experience as             Experience as Investment
for Capital                                         Portfolio                 Professional (including
World Bond                                          Counselor for             the last five years)
Fund                                                Capital World Bond
                                                    Fund (approximate)

                                                                              With Capital      Total Years
                                                                              Research and
                                                                              Management
                                                                              Company or
                                                                              affiliates

Mark A.            Vice President -- Capital        Less than 1 year          4 years           12 years
Brett              International Limited            (in addition to 2
                                                    years as research
                                                    profession for the
                                                    fund prior to
                                                    becoming a
                                                    portfolio
                                                    counselor for the
                                                    fund)

Mark H.            Vice President of the            7 years                   10 years          20 years
Dalzell            fund.  Vice President --
                   Investment  Management
                   Group, Capital Research
                   and Management Company

Laurentius         Vice President, Capital          4 years                   4 years           9 years
Harrer             Research International*

Thomas H.          Vice President, Capital          2 years (in               8 years           11 years
Hogh               Research International*          addition to 2
                   Investment Management            years as research
                   Group, Capital Research          professional for
                   and Management Company           the fund prior to
                                                    becoming a
                                                    portfolio
                                                    counselor for the
                                                    fund)

James R.           Vice President, Capital          10 years (since           18 years          22 years
Mulally            Research Company*                the fund began
                                                    operations)

THE FUND BEGAN OPERATIONS ON AUGUST 4, 1987.

*COMPANY AFFILIATED WITH CAPITAL RESEARCH AND MANAGEMENT COMPANY.



SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 A.M. TO 8 P.M. ET):
                                 800/421-0180

                     [Map of the United States of America]

WESTERN SERVICE      WESTERN CENTRAL     EASTERN CENTRAL       EASTERN SERVICE

CENTER               SERVICE CENTER      SERVICE CENTER        CENTER

American Funds       American Funds      American Funds        American Funds

Service Company      Service Company     Service Company       Service Company

P.O. Box 2205        P.O. Box 659522     P.O. Box 6007         P.O. Box 2280

Brea, California     San Antonio,        Indianapolis,         Norfolk,
                     Texas               Indiana               Virginia

92822-2205           78265-9522          46206-6007            23501-2280

Fax: 714/671-        Fax: 210/474-       Fax: 317/735-6620     Fax: 757/670-
7080                 4050                                      4773


A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your dealer.

PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone . . ." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

INVESTMENT MINIMUMS

To establish an account                                      $1,000
  For a retirement plan account                              $   250
  For a retirement plan account through payroll deduction    $    25

To add to an account                                         $    50
  For a retirement plan account                              $    25

SHARE PRICE

The fund determines its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                                      Sales Charge as a
                                                      Percentage of

Investment                                            Offering           Net              Dealer
                                                      Price              Amount           Concession
                                                                         Invested         as % of
                                                                                          Offering
                                                                                          Price

Less than $25,000                                     4.75%              4.99%            4.00%

$25,000 but less than $50,000                         4.50%              4.71%            3.75%

$50,000 but less than $100,000                        4.00%              4.17%            3.25%

$100,000 but less than $250,000                       3.50%              3.63%            2.75%

$250,000 but less than $500,000                       2.50%              2.56%            2.00%

$500,000 but less than $1 million                     2.00%              2.04%            1.60%

$1 million or more and certain other                  see below          see below        see below
investments described below


PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY THESE ACCOUNTS MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American Funds Distributors on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information or "Welcome to the Family."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. Up to 0.30% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to or sponsor informational meetings for dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) shares those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

- Shares held for you in your dealer's name must be sold through the dealer

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM):

- Redemptions by telephone or fax (including American FundsLine(R) and American FundsLine OnLine(SM)) are limited to $50,000 per shareholder each day
- Checks must be made payable to the registered shareholder(s)
- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE(R), OR AMERICAN FUNDSLINE ONLINE(SM)

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund usually pays dividends, which may fluctuate, in March, June, October and December. The first three dividends of each year are normally the same; the December dividend may be greater or less than the first three reflecting the impact of foreign currency transactions. Capital gains, if any, are also usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Dividends derived from taxable interest income, distributions of capital gains and dividends on gains from the disposition of certain market discount bonds will not be exempt from federal, state or local income tax.

Dividends and capital gains are generally taxable whether they are reinvested or received in cash--unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% of the applicable tax treaty rate from dividends paid to certain non-resident alien, non-US partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.

                                               Years ended August 31

                                               1998          1997         1996           1995          1994

Net Asset Value, Beginning of Period            xxx          $14.86       $14.30         $13.97        $15.18

INCOME FROM INVESTMENT OPERATIONS              xxx           1.26         1.29           1.33          1.25
Net Investment Income

Net Gains or Losses On Securities                            .83          .59            .39           (.99)
(both realized and unrealized)                 xxx

Total From Investment Operations                             2.09         1.88           1.72          .26
                                               xxx

LESS DISTRIBUTIONS:                                          (1.24)       (1.32)         (1.32)        (1.21)
Dividends from net investment income           xxx

Dividends from net realized gains              xxx           (.02)        --             (.07)         (.26)

Total Distributions                                          (1.26)       (1.32)         (1.39)        (1.47)
                                               xxx

Net Asset Value, End of Period                 xxx           $15.69       $14.86         $14.30        $13.97

TOTAL RETURN/1/                                xxx           14.66%       13.68%         13.34%        1.60%

RATIOS/SUPPLEMENTAL DATA:                      xxx           $2,108       $1,547         $1,111        $835
Net Assets, End of Period

Ratio of Expenses to Average Net               xxx           .82%         .87%           .89%          .86%
Assets

Ratio of Net Income to Average Net             xxx           8.35%        8.90%          9.72%         8.63%
Assets

Portfolio Turnover Rate                        xxx           53.55%       39.74%         29.56%        42.03%


/1/ Excludes maximum sales charge of 4.75%.

For Shareholder       For Retirement Plan       For Dealer Services

Services              Services

American Funds        Call your employer        American Funds

Service Company       or plan                   Distributors

800/421-0180          administrator             800/421-9900 ext.11


                            For 24-hour Information

                             American Funds

American FundsLine(R)        Internet Web site

800/325-3590                 http://www.americanfunds.com


Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

Multiple Translations

This prospectus may be translated into other languages. If there are any inconsistencies or ambiguities, the English text will prevail.

OTHER FUND INFORMATION

Annual/Semi-Annual Report to Shareholders

Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

Statement of Additional Information (SAI)

Contains more detailed information on all aspects of the fund, including the fund's financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

Code of Ethics

Includes a description of the fund's personal investing policy.

To request a free copy of any of the documents above:

Call American Funds   or     Write to the Secretary of the fund
Service Company              333 South Hope Street
800/421-0180 ext. 1          Los Angeles, CA  90071

Investment Company File No. 811-5104

                         CAPITAL WORLD BOND FUND, INC.

                                   Part B
                     Statement of Additional Information

                               December 1, 1998

 This document is not a prospectus but should be read in conjunction with the current prospectus dated December 1, 1998 of Capital World Bond Fund, Inc. (the "fund"). The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                         Capital World Bond Fund, Inc.
                             Attention:  Secretary
                             333 South Hope Street
                             Los Angeles, CA  90071
                                 (213) 486-9200

 Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               Table of Contents

Item                                                           Page No.



Certain Investment Limitations                                  2

Description of Securities and Investment Techniques             2

Investment Restrictions                                         7

Fund Organization                                               8

Fund Officers and Directors                                     9

Management                                                     12

Dividends, Distributions and Federal Taxes                     15

Purchase of Shares                                             18

Selling Shares                                                 24

Shareholder Account Services and Privileges                    25

Execution of Portfolio Transactions                            28

General Information                                            28

Investment Results and Related Statistics                      30

Appendix                                                       34

Financial Statements                                           Attached



                         CERTAIN INVESTMENT LIMITATIONS

 The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

DEBT SECURITIES

- The fund will invest at least 65% of its assets in bonds (for this purpose, bonds are considered any debt securities having initial maturities in excess of one year).

- The fund will invest in debt securities rated Baa/BBB or better or unrated but determined to be of equivalent quality. If, as a result of a downgrade, the fund holds more than 5% of its assets in bonds rated below Baa/BBB it will dispose of the excess as expeditiously as possible.

NON-U.S. SECURITIES

- Under normal market conditions, the fund's fixed income securities will be invested in at least three countries.

- Issuers of fixed income securities located in any one country (other than the United States) will represent no more than 40% of the fund's assets.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

 The descriptions below are intended to supplement the material in the prospectus under "Investment Objective and Policies."

DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.

The fund may invest in debt securities rated BBB by S&P or Baa by Moody's or determined to be of equivalent quality by Capital Research and Management Company. These securities are considered to be investment grade but also may have speculative characteristics. Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or it is not rated and its quality becomes equivalent to such a security), if, as a result of a downgrade or otherwise, the fund holds more than 5% of its net assets in these securities, the fund will dispose of the excess as expeditiously as possible. Securities rated Ba and BB or below or unrated securities determined to be of equivalent quality are commonly known as "high-yield, high-risk" or "junk" bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.

INFLATION INDEXED NOTES AND BONDS -- The fund may also invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities or corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of falling inflation, principal value will be adjusted downward, reducing the interest payable.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury.

Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

ASSET-BACKED SECURITIES -- "Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the U.S. involves special risks, particularly in certain developing countries, caused by, among other things: fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. All such securities not actively traded outside the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors taking into account factors such as frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

PORTFOLIO TURNOVER -- The fund will attempt to take prompt advantage of market conditions and as a result may at times have a high rate of portfolio turnover relative to many other mutual funds. The fund may dispose of any security at any time, and it is the fund's intention to take either short- or long-term profits or losses consistent with its objective and sound investment practice, and when such action would not impair the fund's tax status. Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year.

MATURITY -- There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years.

PORTFOLIO TRADING -- The fund intends to engage in portfolio trading when Capital Research and Management Company (the "Investment Adviser") believes that the sale of a security owned by the fund and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities, or in connection with a "roll" transaction as described below.

CASH AND CASH EQUIVALENTS -- Subject to the requirement that under normal market conditions it maintain at least 65% of its assets in bonds, the fund may maintain assets in cash or cash equivalents. Cash equivalents include: (1) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies); (2) commercial bank obligations such as certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity); (3) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations); (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less; and (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less. Cash and cash equivalents may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units.

STOCK, WARRANTS AND RIGHTS -- The fund may not make direct purchases of common or preferred stocks, and common or warrants or rights to acquire common stocks. The fund may, however, invest in debt securities that are issued together with common stock or other equity interests, or have equity conversion, exchange or purchase rights. Common or preferred stocks acquired through conversions, exchanges or the exercise of warrants or rights will be disposed of by the fund within a reasonable period of time after acquisition.

OTHER INVESTMENT COMPANIES -- Although it intends to do so only infrequently, if at all, the fund has the authority to invest up to 10% of its total assets in shares of other investment companies. (Any such shares would be included in the fund's average net assets for purposes of calculating the investment adviser's fee, as described under "Investment Advisory and Service Agreement" below). The fund may not invest more than 5% of its total assets in any one investment company nor acquire more than 3% of the outstanding voting securities of any one investment company.

REPURCHASE AGREEMENTS -- Although the fund has no current intention to do so during the next 12 months, the fund may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral security under or subject to the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it assumes the risk of any decline in the value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss beginning on the date of the agreement.

 As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

 Although the fund has no current intention to do so during the next 12 months, the fund is authorized to enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of GNMA certificates or other securities together with a commitment to purchase similar, but not identical, securities at a future date. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940 (the "1940 Act"), these transactions may be considered borrowings by the fund; accordingly, the fund will limit these transactions, together with any other borrowings, to no more than one-third of its total assets. Although these transactions will not be entered into for the purpose of leveraging, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily will be in a leveraged position (I.E., it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase or roll agreements exceed the costs of the agreements, the fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

CURRENCY TRANSACTIONS -- The fund has the ability to enter into forward currency contracts to either protect against changes in currency exchange rates or in lieu of holding a security denominated in a particular currency. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

 Although the fund has no current intention of doing so (at least for the next 12 months), the fund may attempt to accomplish objectives similar to those involved in its use of forward currency contracts by purchasing put or call options on currencies. A put option gives the fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the fund anticipates purchasing securities. Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

 Certain provisions of the Internal Revenue Code may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.

LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to make loans of its portfolio securities to broker-dealers or to other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral.
The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.

DIVERSIFICATION -- For the fund to be considered a "diversified" investment company under federal and state laws, it would be required to limit its investment in any one issuer (other than the U.S. Government) to 5% of its total assets. However, such a limitation would reduce the extent to which the fund could concentrate its non-U.S. investments in securities of governmental issuers, which are generally considered to be of higher credit quality than are non-U.S. private issuers, and accordingly might increase the fund's investment risk. The fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders.

                            INVESTMENT RESTRICTIONS

 The fund has adopted certain investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. Investment limitations expressed in the following restrictions are considered at the time securities are purchased. These restrictions provide that the fund may not:

 1. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

 2. Invest in companies for the purpose of exercising control or management;

 3. Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts) or options on currencies;

 4. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market or OTC options for which there is no secondary market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the fund's total assets;

 5. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

 6. Make loans, except that the fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

 7. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

 8. Purchase securities on margin, provided that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

  9. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets (in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage), and except that the fund may enter into reverse repurchase agreements and engage in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets;

 10. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

 11. Invest in interests in oil, gas, or other mineral exploration or development programs;

 12. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

 13. Write, purchase or sell put options, call options or combinations thereof, except that this shall not prevent the purchase of put or call options on currencies;

 14. Purchase or retain the securities of any issuer, if those individual officers and Directors of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

 A further investment policy of the fund, which may be changed by action of the Board of Directors without shareholder approval, is that the fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer.

                               FUND ORGANIZATION

 The fund is an open-end, diversified management investment company. It was organized as a Maryland corporation on June 8, 1987.

 All fund operations are supervised by the fund's board of directors. The board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

                          FUND OFFICERS AND DIRECTORS
                      Directors and Director Compensation

NAME,                       POSITION         PRINCIPAL                   AGGREGATE          TOTAL               TOTAL
ADDRESS                     WITH             OCCUPATION(S) DURING        COMPENSATION       COMPENSATION        NUMBER
AND AGE                     REGISTRANT       PAST 5 YEARS                (INCLUDING         (INCLUDING          OF FUND
                                             (POSITIONS WITHIN           VOLUNTARILY        VOLUNTARILY         BOARDS
                                             THE ORGANIZATIONS           DEFERRED           DEFERRED            ON
                                             LISTED MAY HAVE             COMPENSATION       COMPENSATION        WHICH
                                             CHANGED DURING THIS         /1/) FROM          /1/) FROM ALL       DIRECTOR
                                             PERIOD)                     THE FUND           FUNDS MANAGED       SERVES
                                                                         DURING             BY CAPITAL          /2/
                                                                         FISCAL YEAR        RESEARCH AND
                                                                         ENDED              MANAGEMENT
                                                                         SEPTEMBER          COMPANY OR
                                                                         30, 1998           ITS
                                                                                            AFFILIATES
                                                                                            /2/ FOR THE
                                                                                            YEAR ENDED
                                                                                            SEPTEMBER 30,
                                                                                            1998

H. Frederick Christie                        Private Investor.           $                  $                   19
Age: 65                     Director         Former President and
P.O. Box 144                                 CEO, The Mission
Palos Verdes Estates,                        Group
CA 90274                                     (non-utility holding
                                             company, subsidiary
                                             of Southern
                                             California Edison
                                             Company)

+  Don R. Conlan            Director         President (retired),        none/4/            none/4/             12
Age: 62                                      The Capital Group
1630 Milan Avenue                            Companies, Inc.
South Pasadena, CA
91030

Diane C. Creel                               CEO and President,          $                  $                   12
Age: 50                     Director         The Earth Technology
100 W. Broadway                              Corporation
Suite 5000                                   (international
Long Beach, CA 90802                         consulting
                                             engineering)

Martin Fenton, Jr.          Director         Chairman, Senior            $    /3/           $                   15
Age: 63                                      Resource Group LLC
4660 La Jolla Village                        (management of
Drive                                        senior living
Suite 725                                    centers)
San Diego, CA  92122

Leonard R. Fuller           Director         President, Fuller           $                  $                   12
Age: 52                                      Consulting
4337 Marina City                             (management
Drive                                        consultanting firm)
Suite 841 ETN
Marina del Rey, CA
90292

+*  Abner D.                                 Senior Vice                 none/4/            none/4/             12
Goldstine                   President,       President and
Age: 68                     PEO              Director, Capital
                            and              Research and
                            Director         Management
                                             Company

+**  Paul G. Haaga,                          Executive Vice              none/4/            none/4/             14
Jr.                         Chairman         President and
Age: 49                     of               Director, Capital
                            the Board        Research and
                                             Management Company

Herbert Hoover III          Director         Private Investor            $                  $                   13
Age: 71
1520 Circle Drive
San Marino, CA 91108

Richard G. Newman           Director         Chairman, President         $   /3/            $                   13
Age: 64                                      and CEO,
3250 Wilshire                                AECOM Technology
Boulevard                                    Corporation
Los Angeles, CA                              (architectural
90010-1599                                   engineering)


+ Directors who are considered "interested persons" of the fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

++ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025
** Address is 333 South Hope Street, Los Angeles, CA 90071

/1/ Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Director.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and
(iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

/3/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Directors is as
follows:   H. Frederick Christie ($       ), Martin Fenton, Jr. ($        ),
and Richard G. Newman ($       ).  Amounts deferred and accumulated earnings
thereon are not funded and are general unsecured liabilities of the fund until paid to the Director.

/4/ Don R. Conlan, Abner D. Goldstine and Paul G. Haaga, Jr. are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                            OFFICERS
(with their principal occupations during the past five years)#

NAME AND ADDRESS                       AGE              POSITION(S) HELD        PRINCIPAL OCCUPATION(S)
                                                        WITH REGISTRANT         DURING PAST 5 YEARS

Mark H. Dalzell                        44               Vice President          Vice President, Capital
11100 Santa Monica Blvd.                                                        International Limited
Los Angeles, CA 90025

Michael J. Downer                      43               Vice President          Senior Vice President -
333 South Hope Street                                                           Fund Business Management
Los Angeles, CA 90071                                                           Group, Capital Research
                                                                                and Management Company

Julie F. Williams                      50               Secretary               Vice President - Fund
333 South Hope Street                                                           Business Management
Los Angeles, CA 90071                                                           Group, Capital Research
                                                                                and Management Company

Anthony W. Hynes, Jr.                  35               Treasurer               Vice President - Fund
135 South State College Blvd.                                                   Business Management
Brea, CA 92821                                                                  Group, Capital Research
                                                                                and Management Company

Kimberly S. Verdick                    33               Assistant               Assistant Vice President
333 South Hope Street                                   Secretary               - Fund Business
Los Angeles, CA 90071                                                           Management Group,
                                                                                Capital Research and
                                                                                Management Company

Todd L. Miller                         39               Assistant               Assistant Vice President
135 South State College Blvd.                           Treasurer               - Fund Business
Brea, CA 92821                                                                  Management Group,
                                                                                Capital Research and
                                                                                Management Company


# Positions within the organizations listed may have changed during this period

 No compensation is paid by the fund to any officer or Director who is a director or officer of the Investment Adviser. The fund pays annual fees of $1,500 to Directors who are not affiliated with the Investment Adviser, plus $200 for each Board of Directors meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Directors. The Directors may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of September 1, 1998, the officers and Directors and their families as a group, owned beneficially or of record fewer than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world.
The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

 The Investment Adviser is responsible for more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types throughout the world. These investors include privately owned businesses and large corporations, as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement"), between the fund and the Investment Adviser, will continue in effect until October 31, 1999 unless sooner terminated, and may be renewed from year to year thereafter provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

 The Agreement provides for an advisory fee reduction by any amount necessary to assure that the fund's annual ordinary net operating expenses do not exceed applicable expense limitations in any state in which the fund's shares are being offered for sale. Other expenses which are not subject to these limitations include interest, taxes, brokerage commissions, transaction costs, and extraordinary items such as litigation, as well as, for purposes of the state expense limitations, any amounts excludable under the applicable regulation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

 The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space and utilities, necessary small office equipment and general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

 The management fee is based upon the annual rates of 0.65% of the first $500 million of the fund's average net assets, plus 0.57% on average net assets in excess of $500 million but not exceeding $1 billion, plus 0.50% on average net assets in excess of $1 billion.

 During the fiscal years ended September 30, 1998, 1997, and 1996, the
Investment Adviser's total fees amounted to $            , $5,266,000, and
$4,847,000,  respectively.

 The fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies, blue sky expenses, expenses of shareholders meetings, the expense of reports to existing shareholders, expenses of printing proxies and prospectuses, insurance premiums, legal and auditing fees, dividend disbursement expenses, the expense of the issuance, transfer and redemption of its shares, expenses pursuant to the fund's Plan of Distribution, custodian fees, costs of printing and preparation of registration statements, taxes and compensation and expenses of Directors who are not affiliated with the Investment Adviser.

PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act (see "Principal Underwriter" in the Prospectus). The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended
September 30, 1998 amounted to $           after allowance of $           to
dealers. During the fiscal years ended September 30, 1997 and 1996, 1995, the Principal Underwriter retained $480,000 and 707,000, respectively.

 As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by a majority of the outstanding voting securities of the fund. The officers and Directors who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, and benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund is committed to the discretion of the Directors who are not interested persons during the existence of the Plan.
Plan expenditures are reviewed quarterly and must be renewed annually by the Board of Directors.

        Under the Plan the fund may expend up to 0.30% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealers commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees). Since these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost the investor more than paying other types of sales loads.

 Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During
the fund's fiscal year ended September 30, 1998, the Fund paid $        to the
Principal Underwriter under the Plan as compensation to dealers. As of September 30, 1998, accrued and unpaid distribution expenses to the Principal
Underwriter were $           .

 The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

 The fund intends to meet all the requirements and to elect the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses), it will be taxed only on that portion (if any) of the investment company taxable income and net capital gain which it retains.

 To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or currencies or other income derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or meet these distribution requirements to avoid the excise tax liability.

 The fund also intends to distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would in effect be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. In particular, investors should consider the tax implications of purchasing shares just prior to a dividend or distribution record date. Those investors purchasing shares just prior to such a date will then receive a partial return of capital upon the dividend or distribution, which will nevertheless be taxable to them as an ordinary or capital gains dividend.

 Sales of forward currency contracts which are intended to hedge against a change in the value of securities or currencies held by the fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition.

 It is anticipated that any net gain realized from the closing out of forward currency contracts will be considered a gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above. In order to avoid realizing excessive gains on securities or currencies held less than three months, the fund may be required to defer the closing out of a forward currency contract beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on forward currency contracts, which have been open for less than three months as of the end of the fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test, as discussed above.

 The amount of any realized gain or loss on closing out a forward currency contract such as a forward commitment for the purchase or sale of non-U.S. currency will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, forward currency contracts held by the fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Except for transactions in forward currency contracts which are classified as part of a "mixed straddle," any gain or loss recognized with respect to forward currency contracts is considered to be 60% long-term capital gain or loss, and 40% short-term capital gain or loss, without regard to the holding period of the contract. In the case of a transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year. Code
Section 988 may also apply to forward currency contracts. Under Section 988, each non-U.S. currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

 The fund will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the fund's fiscal year) on forward currency contract transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments.

 Dividends and distributions generally are taxable to shareholders at the time they are paid. However, dividends and distributions declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

 If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

 Under the Code, a fund's taxable income for each year will be computed without regard to any net non-U.S. currency loss attributable to transactions after October 31, and any such net non-U.S. currency loss will be treated as arising on the first day of the following taxable year.

 The fund may be required to pay withholding and other taxes imposed by countries outside the United States which would reduce the fund's investment income, generally at rates from 10% to 40%. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% in value of the fund's total assets at the close of its taxable year consist of securities of non-U.S. corporations, the fund will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the fund will be required to include their respective pro rata portions of such withholding taxes in their federal income tax returns as gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable income or, alternatively, use them as foreign tax credits against their federal income taxes.

 As of the date of this statement of additional information, the maximum individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than one year is 20%, and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 in a taxable year will be required to pay an additional amount of tax of up to $11,750, and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

 The foregoing is limited to a summary discussion of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and distributions may also be subject to state or local taxes. Investors should consult their own tax advisers for additional details as to their particular tax status.

                               PURCHASE OF SHARES

METHOD                         INITIAL INVESTMENT                       ADDITIONAL INVESTMENTS

                               See "Investment Minimums and             $50 minimum (except where a
                               Fund Numbers" for initial                lower minimum is noted under
                               investment minimums.                     "Investment Minimums and
                                                                        Fund Numbers").

By contacting your             Visit any investment dealer who          Mail directly to your
investment dealer              is registered in the state where         investment dealer's address
                               the purchase is made and who has         printed on your account
                               a sales agreement with American          statement.
                               Funds Distributors.

By mail                        Make your check payable to the           Fill out the account
                               fund and mail to the address             additions form at the bottom
                               indicated on the account                 of a recent account
                               application.  Please indicate an         statement, make your check
                               investment dealer on the account         payable to the fund, write
                               application.                             your account number on your
                                                                        check, and mail the check
                                                                        and form in the envelope
                                                                        provided with your account
                                                                        statement.

By telephone                   Please contact your investment           Complete the "Investments by
                               dealer to open account, then             Phone" section on the
                               follow the procedures for                account application or
                               additional investments.                  American FundsLink
                                                                        Authorization Form.  Once
                                                                        you establish the privilege,
                                                                        you, your financial advisor
                                                                        or any person with your
                                                                        account information can call
                                                                        American FundsLine(R) and
                                                                        make investments by
                                                                        telephone (subject to
                                                                        conditions noted in
                                                                        "Telephone Purchases, Sales
                                                                        and Exchanges" below).

By computer                    Please contact your investment           Complete the American
                               dealer to open account, then             FundsLink Authorization
                               follow the procedures for                Form.  Once you establish
                               additional investments.                  the privilege, you, your
                                                                        financial advisor or any
                                                                        person with your account
                                                                        information may access
                                                                        American FundsLine(R) on the
                                                                        Internet and make
                                                                        investments by computer
                                                                        (subject to conditions noted
                                                                        in "Telephone and Computer
                                                                        Purchases, Redemptions and
                                                                        Exchanges" below).

By wire                        Call 800/421-0180 to obtain              Your bank should wire your
                               your account number(s), if               additional investments in
                               necessary.  Please indicate an           the same manner as described
                               investment dealer on the                 under "Initial Investment."
                               account.  Instruct your bank to
                               wire funds to:
                               Wells Fargo Bank
                               155 Fifth Street
                               Sixth Floor
                               San Francisco, CA 94106
                               (ABA #121000248)
                               For credit to the account of:
                               American Funds Service Company
                               a/c #4600-076178
                               (fund name)
                               (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE
ORDER.


 INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):

FUND                                                              MINIMUM                FUND
                                                                  INITIAL                NUMBER
                                                                  INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(R)                                                                            02
                                                                  $1,000

American Balanced Fund(R)                                                                11
                                                                  500

American Mutual Fund(R)                                                                  03
                                                                  250

Capital Income Builder(R)                                                                12
                                                                  1,000

Capital World Growth and Income Fund(SM)                                                 33
                                                                  1,000

EuroPacific Growth Fund(R)                                                               16
                                                                  250

Fundamental Investors(SM)                                                                10
                                                                  250

The Growth Fund of America(R)                                                            05
                                                                  1,000

The Income Fund of America(R)                                                            06
                                                                  1,000

The Investment Company of America(R)                                                     04
                                                                  250

The New Economy Fund(R)                                                                  14
                                                                  1,000

New Perspective Fund(R)                                                                  07
                                                                  250

SMALLCAP World Fund(R)                                                                   35
                                                                  1,000

Washington Mutual Investors Fund(SM)                                                     01
                                                                  250

BOND FUNDS

American High-Income Municipal Bond Fund(R)                                              40
                                                                  1,000

American High-Income Trust(SM)                                                           21
                                                                  1,000

The Bond Fund of America(SM)                                                             08
                                                                  1,000

Capital World Bond Fund(R)                                                               31
                                                                  1,000

Intermediate Bond Fund of America(SM)                                                    23
                                                                  1,000

Limited Term Tax-Exempt Bond Fund of America(SM)                                         43
                                                                  1,000

The Tax-Exempt Bond Fund of America(R)                                                   19
                                                                  1,000

The Tax-Exempt Fund of California(R)*                                                    20
                                                                  1,000

The Tax-Exempt Fund of Maryland(R)*                                                      24
                                                                  1,000

The Tax-Exempt Fund of Virginia(R)*                                                      25
                                                                  1,000

U.S. Government Securities Fund(SM)                                                      22
                                                                  1,000

MONEY MARKET FUNDS

The Cash Management Trust of America(R)                                                  09
                                                                  2,500

The Tax-Exempt Money Fund of America(SM)                                                 39
                                                                  2,500

The U.S. Treasury Money Fund of America(SM)                                              49
                                                                  2,500

*Available only in certain states.



 For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

SALES CHARGES -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE                                  SALES CHARGE AS                      DEALER
AT THE OFFERING PRICE                               PERCENTAGE OF THE:                   CONCESSION
                                                                                         AS PERCENTAGE
                                                                                         OF THE
                                                                                         OFFERING
                                                                                         PRICE

                                                    NET AMOUNT      OFFERING
                                                    INVESTED        PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                                   6.10%           5.75%                5.00%

$50,000 but less than $100,000                      4.71            4.50                 3.75

BOND FUNDS

Less than $25,000                                   4.99            4.75                 4.00

$25,000 but less than $50,000                       4.71            4.50                 3.75

$50,000 but less than $100,000                      4.17            4.00                 3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000                     3.63            3.50                 2.75

$250,000 but less than $500,000                     2.56            2.50                 2.00

$500,000 but less than $1,000,000                   2.04            2.00                 1.60

$1,000,000 or more                                  none            none                 (see below)


PURCHASES NOT SUBJECT TO SALES CHARGES -- Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchase. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

 In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

 (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

 (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

 (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

 (4) trustees or other fiduciaries purchasing shares for certain retirement plans of foundations or endowments with assets of $50 million or more;

 (5) insurance company separate accounts;

 (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

 (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS -- Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

 Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.\

REDUCING YOUR SALES CHARGE -- You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

STATEMENT OF INTENTION -- You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the Statement) terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and capital gain distributions on these shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will pay to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

 When the trustees certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment
will be multiplied by 13 and then multiplied by 1.5.   The current value of
existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the statement of intention, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

 Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES -- You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

RIGHT OF ACCUMULATION -- You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

PRICE OF SHARES -- Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or American Funds Service Company. This offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate the prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

 The price you pay for fund shares, the public offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 All portfolio securities of funds managed by Capital Research and Management Company, other than the money market funds, are valued and the net asset value per share is determined as follows:

       1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

  Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

  Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

  Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets.

 2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets.

 3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

 Any purchase order may be rejected by the Principal Underwriter or by the fund. The fund will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Directors.

                                 SELLING SHARES

 Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)

- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:

  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address that has not been used with the account for at least 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that are eligible guarantor institutions.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

- You must include any shares you wish to sell that are in certificate form.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM)

- Redemptions by telephone or fax (including American FundsLine(R) and American FundsLine OnLine(SM)) are limited to $50,000 per shareholder each day.

- Checks must be made payable to the registered shareholder(s).

- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

- You may establish check writing privileges (use the money market funds application).

  -- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

 Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

 You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company.

CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- The automatic investment plan enables you to make regular monthly or quarterly investments in shares through automatic charges to your bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and you will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If your bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS --You may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of your account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund will have the right, if you fail to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to you. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

 You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(R) or American FundsLine OnLine(SM) (see "American FundsLine(R) and American FundsLine OnLine(SM) below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the Prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from American Funds Service Company. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM) -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) and American FundsLine OnLine(SM). To use this service, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(R) and American FundsLine OnLine(SM) are subject to the conditions noted above and in "Redeeming Shares--Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine(R)) and American FundsLine OnLine(SM), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

REDEMPTION OF SHARES -- The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem your shares if, through redemptions, market decline or otherwise, they have a value of less than the minimum initial investment amount required of new shareholders (determined, for this purpose only, as the greater of the shareholder's cost or the current net asset value of the shares, including any shares acquired through reinvestment of income dividends and capital gain distributions). We will give you prior notice of at least 60 days before the involuntary redemption provision is made effective with respect to your account. You will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

 The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

 Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

 Dealer concessions on underwritings, for the fiscal years ended September 30,
1998, 1997, and 1996, amounted to $              , $212,000, and $151,000,
respectively.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to sub-custodial agreements in non-U.S. banks or non-U.S. branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee
of $           for the fiscal year ended September 30, 1998.

INDEPENDENT AUDITORS -- Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th Floor, Los Angeles, CA 90017, has served as the fund's independent auditors since inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of the independent auditors given on the authority of said firm as experts in accounting and auditing.

SHAREHOLDER VOTING RIGHTS -- At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors, as though the fund were a common-law trust. Accordingly, the directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

 The fund currently issues shares in one class and series, but the Board of Directors may establish additional classes or series of shares in the future. When more than one class or series of shares is outstanding, shares of all classes and series will vote together for a single set of Directors, and on other matters affecting the entire fund, with each share entitled to a single vote. On matters affecting only one class or series, only the shareholders of that class or series shall be entitled to vote. On matters relating to more than one class or series but affecting the classes and series differently, separate votes by class and series are required.

REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on September 30. It provides shareholders at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's financial statements are audited annually by the fund's independent auditors, Deloitte & Touche LLP, whose selection is determined annually by the Directors. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a report shareholders should contact the Transfer Agent.

YEAR 2000 - The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers are taking steps to address the "Year 2000 problem". However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

PERSONAL INVESTING POLICY - The Investment Adviser and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy by contacting the Secretary of the fund.

 The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

OFFERING PRICE PER SHARE -- SEPTEMBER 30, 1998



Net asset value and redemption price per share

 (Net assets divided by shares outstanding)        $



Offering price per share (100/95.25 of per share

 net asset value, which takes into account the

 fund's current maximum sales charge)              $



                   INVESTMENT RESULTS AND RELATED STATISTICS

 The fund's yield is     % based on a 30-day (or one month) period ended
September 30, 1998, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

  YIELD = 2[( a-b/cd + 1)/6/ -1]

Where: a = dividends and interest earned during the period.

       b = expenses accrued for the period (net of reimbursements).

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

       d = the maximum offering price per share on the last day of the period.

 The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12
months.   The distribution rate may differ from the yield.

 In addition, investments in certain currency contracts may affect the fund's distribution rate. The Internal Revenue Service requires funds to recognize as ordinary income certain realized currency gains on non-U.S. currency transactions and to distribute such amounts as dividends to shareholders. Conversely, realized currency losses must be recognized as ordinary losses and reflected by reductions in dividends. Because such adjustments affect a fund's distribution rate calculations, a fund's distribution rate may be greater (if there is a net currency gain) or lesser (if there is a net currency loss) than its SEC yield. In addition, because of special tax treatment, certain other transactions may result in differences between the SEC yield and distribution rate. For example, unrealized gains on certain open forward currency contracts are required to be recognized as income and distributed as dividends (and are therefore included in the distribution rate but are not included in the SEC yield).

 The fund's total return over the past 12 months and average annual total return for the five-year and ten-year periods ending on September 30, 1998 was
    %,      % and      %, respectively.  The fund's total return at net asset
value over the past 12 months and average annual total return for the five-year and ten-year periods at September 30, 1998 were ___% and ___%, respectively. The average annual total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

 In calculating average annual total return, the fund assumes: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund will calculate total return for five and ten-year periods after such periods have elapsed. In addition, the fund will provide lifetime average annual total return figures.

EXPERIENCE OF INVESTMENT ADVISER -- Capital Research and Management Company manages nine growth and growth-income funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1968 (133 in all), those funds have had better total returns than the Standard and Poor's 500 Stock Composite Index in 124 of the 133 periods.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

 The fund may include,in advertisements or in reports furnished to present or prospective shareholders, information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. The fund may also combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.

 The fund may compare its investment results with the following:

 (1) The Salomon Brothers non-U.S. Dollar Indexes, which measure the total return of high-quality non-U.S. dollar denominated securities in major sectors of the bond market.

 (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues), all publicly issued debt of agencies of the U.S.Government (excluding mortgage-backed securities), and all public, fixed-rate, non-convertible investment grade domestic corporate debt.

 (3) The Salomon Brothers Broad Investment-Grade Bond Index, which represents over 5,000 individually priced securities and is a market capitalization weighted index and includes Treasury, Government-sponsored, mortgage, and investment-grade fixed-rate corporates (BBB/Baa3) with a maturity of one year or longer and a minimum of $50 million outstanding at entry, and which remain in the Index until their amount falls below $25 million.

 (4) The Salomon Brothers World Bond Index, which is a sub-component of the International Bond Index and provides a comprehensive measure of the total return of high-quality securities in major sectors of the bond market. Included in the index are U.S. and non-U.S. Government bonds.

 (5) The Salomon Brothers World Government Bond Index, which is designed to provide a comprehensive measure of the total return performance of the domestic Government bond markets in each of nine countries (United States, Japan, United Kingdom, Germany, France, Canada, the Netherlands, Australia and Switzerland) and in the nine countries combined.

  (6) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth.

 (7) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G., food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

 The fund may also refer to results compiled by organizations such as CDA Investment Technologies, Ibbotson Associates, Lipper Analytical Services ("Lipper"), Morningstar, Inc. Wiesenberger Investment Companies Services and the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

 In addition, the fund may also from time to time illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

If you are considering the fund for an Individual Retirement Account

Here's how much you would have if you invested $2,000 a year in the Fund:



1 Year                      3 Years                     Lifetime

(10/1/97 - 9/30/98)         (10/1/95 - 9/30/98)         (8/4/87 - 9/30/98)



$                           $                           $





           See the difference time can make in an investment program

                                             ... and taken all

                                             distributions in shares,

If you had invested                          your investment would

$10,000 in the Fund                          have been worth this

this many years ago...                        much at September 30, 1998

|                                            |

                        Periods

  Number of Years        10/1-9/30           Value**

1                       1997 - 1998          $

2                       1996 - 1998

3                       1995  - 1998

4                       1994  - 1998

5                       1993  - 1998

6                       1992  -  1998

7                       1991  -  1998

8                       1990  - 1998

9                       1989  - 1998

10                      1988  - 1998

11                      1987  - 1998

Lifetime                1987  - 1998*



Illustration of a $10,000 investment in the Fund
WITH DIVIDENDS AND CAPITAL GAINS REINVESTED
(For the lifetime of the Fund August 4, 1987 - September 30, 1998)

           COST OF SHARES                     VALUE OF SHARES**

Fiscal                                         Total         From          From              From

Year End         Annual       Dividends        Investment    Initial       Capital Gains     Dividends      Total

September 30     Dividends    (cumulative)     Cost          Investment    Reinvested        Reinvested     Value



1987*            ---          ---              $10,000       $9,493        ---               ---            $ 9,493

1988             $ 621        $ 621            10,621        10,120        $   8                615         10,743

1989                801       1,422            11,422          9,700       237               1,393          11,330

1990                945       2,367            12,367          9,640       236               2,355          12,231

1991                948       3,315            13,315         10,400       254               3,545          14,199

1992             1,000        4,315            14,315         10,633       260               4,649          15,542

1993                871       5,186            15,186        10,987        443               5,729          17,159

1994             1,046        6,232            16,232        10,220         491              6,342          17,053

1995             1,354        7,586            17,586        11,207        539               8,394          20,140

1996             1,474        9,060            19,060        11,240        540               9,904          21,684

1997             1,557        10,617           20,617        10,933        526               11,175         22,634

1998


The dollar amount of capital gain distributions during the fund's lifetime was $485.
*  From inception on August 4, 1987.
** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

 Moody's Investors Service, Inc. employs the designations "Prime-1"and "Prime-2" to indicate the two highest grades of commercial paper.

"ISSUERS RATED PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

 -  Leading market positions in well established industries.

 -  High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earning coverage of fixed financial charges and high internal cash generation.

- Well established access to a range of financial markets and assured sources of alternate liquidity."

"ISSUERS RATED PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained."

 Standard & Poor's Corporation's two highest ratings of commercial paper are "A-1" and "A-2."

"A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category in which the fund invests may be delineated with the numbers 1 or 2 to indicate the relative degree of safety."

 "A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong."

 "A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated 'A-1'."

                          DESCRIPTION OF BOND RATINGS

Moody's Investors Service, Inc. rates "investment grade" long-term debt obligations issued by various entities from "Aaa" to "Baa." These ratings are described below:

 "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

 "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

 "Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

Standard & Poor's Corporation rates the investment grade long-term debt obligations of various entities in categories ranging from "AAA" to "BBB" according to quality. These ratings are described below:

 "Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

 "Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

 "Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

 "Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

                                    PART C
                         CAPITAL WORLD BOND FUND, INC.

                               OTHER INFORMATION

ITEM 23.  EXHIBITS
(a) Previously filed (see Post-Effective Amendment No. 15 filed December 30,
1997).
(b) Previously filed (see Post-Effective Amendment No. 15 filed December 30,
1997).
(c) Previously filed (see Post-Effective Amendment No. 15 filed December 30,
1997).
(d) Previously filed (see Post-Effective Amendment No. 15 filed December 30,
1997).
(e) Previously filed (see Post-Effective Amendment No. 15 filed December 30,
1997).
(f) None.
(g) Previously filed (see Post-Effective Amendment No. 15 filed December 30,
1997).
(h) None.
(I) Not applicable to this filing.
(j) Consent of Independent Auditors - to be provided by amendment
(k) None.
(l) Previously filed (see Post-Effective Amendment No. 15 filed December 30,
1997).
(m) Previously filed (see Post-Effective Amendment No. 15 filed December 30,
1997).
(n) EX-27 Financial data schedule (EDGAR)
(o) None


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
  None.

ITEM 25. INDEMNIFICATION.

 Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insure its officers and Directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

 Article VIII of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (1) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws; (2) its officers to the same extent it shall indemnify its directors; and (3) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

 Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of that fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against expenses (including attorneys' fees), judgements, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

 Subsection (c) of Section 2-418 empowers a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgement in its favor by reason of the fact that such person acted in any of the capacities set forth above, against expenses actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted under similar standards, except that no indemnification may be made in respect to any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless and only to the extent that a court of equity or the court in which such action or suit was brought shall determine that despite the adjudication of liability such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

 Section 2-418 further provides that to the extent a director or officer of a corporation has been successful in the defense of any action, suit or proceeding referred to in subsections (b) and (c) or in the defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith; that indemnification provided for by Section 2-418 shall not be deemed exclusive of any other rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation, or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director or officer of the corporation against any liability asserted against him or incurred by him in any such capacity or arising out of his status as such whether or not the corporation would have the power to indemnify him against such liabilities under Section 2-418.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
 None.

ITEM 27. PRINCIPAL UNDERWRITERS.

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)  (1)                                               (2)                            (3)



        NAME AND PRINCIPAL                          POSITIONS AND OFFICES          POSITIONS AND OFFICES

        BUSINESS ADDRESS                            WITH UNDERWRITER               WITH REGISTRANT



        David L. Abzug                              Regional Vice President        None

        27304 Park Vista Road
        Agoura Hills, CA 91301





        John A. Agar                                Vice President                 None
        1501 N. University, Suite 227A
        Little Rock, AR 72207



        Robert B. Aprison                           Vice President                 None

        2983 Bryn Wood Drive

        Madison, WI  53711



L       William W. Bagnard                          Vice President                 None



        Steven L. Barnes                            Senior Vice President          None

        5400 Mt. Meeker

        Boulder, CO 80301



B       Carl R. Bauer                               Assistant Vice President       None



        Michelle A. Bergeron                        Vice President                 None

        4160 Gateswalk Drive

        Smyrna, GA 30080



        Joseph T. Blair                             Senior Vice President          None

        27 Drumlin Road

        West Simsbury, CT  06092



        John A. Blanchard                           Vice President                 None

        6421 Aberdeen Road

        Mission Hills, KS 66208



        Ian B. Bodell                               Senior Vice President          None

        P.O. Box 1665

        Brentwood, TN 37024-1665



        Michael L. Brethower                        Senior Vice President          None

        2320 North Austin Avenue

        Georgetown, TX  78626



        C. Alan Brown                               Regional Vice President        None

        4129 Laclede Avenue

        St. Louis, MO  63108



H       J. Peter Burns                              Vice President                 None



        Brian C. Casey                              Regional Vice President        None

        8002 Greentree Road

        Bethesda, MD 20817



        Victor C. Cassato                           Senior Vice President          None

        609 W. Littleton Blvd., Suite 310

        Littleton, CO  80120



        Christopher J. Cassin                       Senior Vice President          None

        111 W. Chicago Avenue, Suite G3

        Hinsdale, IL 60521



        Denise M. Cassin                            Vice President                 None

        1301 Stoney Creek Drive

        San Ramon, CA 94538



L       Larry P. Clemmensen                         Director                       None



L       Kevin G. Clifford                           Director,  President and       None
                                                    Co-Chief Executive
                                                    Officer



        Ruth M. Collier                             Senior Vice President          None

        145 West 67th St., Ste. 12K

        New York, NY  10023



S       David Coolbaugh                             Assistant Vice President       None



        Thomas E. Cournoyer                         Vice President                 None

        2333 Granada Boulevard

        Coral Gables, FL  33134



        Douglas A. Critchell                        Senior Vice President          None

        3521 Rittenhouse Street, N.W.

        Washington, D.C.  20015



L       Carl D. Cutting                             Vice President                 None

        Daniel J. Delianedis                        Regional Vice President        None

        8689 Braxton Drive

        Eden Prairie, MN 55347



        Michael A. Dilella                          Vice President                 None

        P. O. Box 661

        Ramsey, NJ  07446



        G. Michael Dill                             Senior Vice President          None

        505 E. Main Street

        Jenks, OK 74037



        Kirk D. Dodge                                Senior Vice President         None

        633 Menlo Avenue, Suite 210

        Menlo Park, CA 94025

        Peter J. Doran                              Senior Vice President          None

        1205 Franklin Avenue

        Garden City, NY  11530



L       Michael J. Downer                           Secretary                      Vice President



        Robert W. Durbin                            Vice President                 None

        74 Sunny Lane

        Tiffin, OH  44883



I       Lloyd G. Edwards                            Senior Vice President          None



L       Paul H. Fieberg                             Senior Vice President          None



        John Fodor                                  Vice President                 None

        15 Latisquama Road

        Southborough, MA 01772



L       Mark P. Freeman, Jr.                        Director                       None



        Clyde E. Gardner                            Senior Vice President          None

        Route 2, Box 3162

        Osage Beach, MO  65065



B       Evelyn K. Glassford                         Vice President                 None



        Jeffrey J. Greiner                          Vice President                 None

        12210 Taylor Road

        Plain City, OH 43064



L       Paul G. Haaga, Jr.                          Director                       Chairman of the Board



B       Mariellen Hamann                            Assistant Vice President       None



        David E. Harper                             Senior Vice President          None

        R.D. 1, Box 210, Rte 519

        Frenchtown, NJ  08825



        Ronald R. Hulsey                            Vice President                 None

        6744 Avalon

        Dallas, TX  75214



        Robert S. Irish                             Regional Vice President        None

        1225 Vista Del Mar Drive

        Delray Beach, FL 33483



L       Robert L. Johansen                          Vice President                 None



        Michael J. Johnston                         Director                       None

        630 Fifth Avenue, 36th Floor

        New York, NY 10111-0121



B       Damien M. Jordan                            Vice President                 None



        V. John Kriss                               Senior Vice President          None

        P. O. Box 247

        Surfside, CA 90743



        Arthur J. Levine                            Senior Vice President          None

        12558 Highlands Place

        Fishers, IN  46038



B       Karl A. Lewis                               Assistant Vice President       None



        T. Blake Liberty                            Regional Vice President        None

        5506 East Mineral Lane

        Littleton, CO  80122



L       Lorin E. Liesy                              Assistant Vice President       None



L       Susan G. Lindgren                           Vice President -               None
                                                    Institutional

                                                    Investment Services



LW      Robert W. Lovelace                          Director                       None



        Steve A. Malbasa                            Vice President                 None

        13405 Lake Shore Blvd.

        Cleveland, OH  44110



        Steven M. Markel                            Senior Vice President          None

        5241 South Race Street

        Littleton, CO  90121



L       J. Clifton Massar                           Director, Senior Vice          None
                                                    President



L       E. Lee McClennahan                          Senior Vice President          None



L       Jamie R. McCrary                            Assistant Vice President       None



S       John V. McLaughlin                          Senior Vice President          None



        Terry W. McNabb                             Vice President                 None

        2002 Barrett Station Road

        St. Louis, MO  63131



L       R. William Melinat                          Vice President -               None
                                                    Institutional

                                                    Investment Services



        David R. Murray                             Vice President                 None

        60 Briant Drive

        Sudbury, MA 01776



        Stephen S. Nelson                           Vice President                 None

        P.O. Box 470528

        Charlotte, NC  28247-0528



        William E. Noe                              Regional Vice President        None

        304 River Oaks Road

        Brentwood, TN 37027



        Peter A. Nyhus                              Vice President                 None

        3084 Wilds Ridge Court

        Prior Lake, MN 55372



        Eric P. Olson                               Vice President                 None

        62 Park Drive

        Glenview, IL 60025



        Fredric Phillips                            Vice President                 None

        175 Highland Avenue, 4th Floor

        Needham, MA 02194



B       Candance D. Pilgrim                         Assistant Vice President       None



        Carl S. Platou                              Vice President                 None

        4021 96th Avenue, S.E.

        Mercer Island, WA 98040



L       John O. Post                                Vice President                 None



S       Richard P. Prior                            Assistant Vice President       None



        Steven J. Reitman                           Senior Vice President          None

        212 The Lane

        Hinsdale, IL  60521



        Brian A. Roberts                            Vice President                 None

        P.O. Box 472245

        Charlotte, NC  28247



        George S. Ross                              Senior Vice President          None

        55 Madison Avenue

        Morristown, NJ  07962



L       Julie D. Roth                               Vice President                 None



L       James F. Rothenberg                         Director                       None



        Douglas F. Rowe                             Vice President                 None

        30008 Oakland Hills Drive

        Georgetown, TX 78628



        Christopher Rowey                           Regional Vice President        None

        9417 Beverlywood Street

        Los Angeles, CA 90034



        Dean B. Rydquist                            Senior Vice President          None

        1080 Bay Point Crossing

        Alpharetta, GA 30005



        Richard R. Samson                           Senior Vice President          None

        4604 Glencoe Avenue, #4

        Marina del Rey, CA  90292



        Joseph D. Scarpitti                         Vice President                 None

        31465 St. Andrews

        Westlake, OH 44145



L       R. Michael Shanahan                         Director                       None



        David W. Short                              Director,  Chairman of         None
        1000 RIDC Plaza, Suite 212                  the Board and Co-Chief
        Pittsburgh, PA  15238                       Executive Officer



        William P. Simon, Jr.                       Senior Vice President          None

        912 Castlehill Lane

        Devon, PA 91333



L       John C. Smith                               Assistant Vice President       None
                                                    - Institutional
                                                    Investment Services



        Rodney G. Smith                             Vice President                 None

        100 N. Central Expressway, Suite 1214

        Richardson, TX  75080



        Nicholas D. Spadaccini                      Regional Vice President        None

        855 Markley Woods Way

        Cincinnati, OH 45230



L       Kristen J. Spazafumo                        Assistant Vice President       None



        Daniel S. Spradling                         Senior Vice President          None

        181 Second Avenue
        Suite 228

        San Mateo, CA  94401



B       Max D. Stites                               Vice President                 None



        Thomas A. Stout                             Regional Vice President        None

        3919 Whooping Crane Circle

        Virginia Beach, VA 23455



        Craig R. Strauser                           Vice President                 None

        3 Dover Way

        Lake Oswego, OR 97034



        Francis N. Strazzeri                        Vice President                 None

        31641 Saddletree Drive

        Westlake Village, CA 91361



L       Drew W. Taylor                              Assistant Vice President       None



S       James P. Toomey                             Vice President                 None



I       Christopher E. Trede                        Vice President                 None



        George F. Truesdail                         Vice President                 None

        400 Abbotsford Court

        Charlotte, NC  28270



        Scott W. Ursin-Smith                        Vice President                 None

        60 Reedland Woods Way

        Tiburon, CA 94920



L       David M. Ward                               Vice President -               None
                                                    Institutional Investment
                                                    Services



        Thomas E. Warren                            Regional Vice President        None

        119 Faubel Street

        Sarasota, FL  34242



L       J. Kelly Webb                               Senior Vice President,         None
                                                    Treasurer



        Gregory J. Weimer                           Vice President                 None

        206 Hardwood Drive

        Venetia, PA 15367



B       Timothy W. Weiss                            Director                       None



        N. Dexter Williams                          Senior Vice President          None
        P.O. Box 2200
        Danville, CA 94526



        Timothy J. Wilson                           Vice President                 None

        113 Farmview Place

        Venetia, PA  15367



B       Laura L. Wimberly                           Vice President                 None



H       Marshall D. Wingo                           Director, Senior Vice          None
                                                    President



L       Robert L. Winston                           Director, Senior Vice          None
                                                    President



        Laurie B. Wood                              Regional Vice President        None

        3500 West Camino de Urania

        Tucson, AZ 85741



        William R. Yost                             Vice President                 None

        9320 Overlook Trail

        Eden Prairie, MN 55347



        Janet M. Young                              Regional Vice President        None

        1616 Vermont

        Houston, TX  77006



        Scott D. Zambon                             Regional Vice President        None

        320 Robinson Drive

        Tustin Ranch, CA 92782




__________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071

LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025

B Business Address, 135 South State College Boulevard, Brea, CA  92821

S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251

H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513

I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

  Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 8000 IH-10, Suite 1400, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 42640, and 5300 Robin Hood Road, Norfolk, VA 23514.

  Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 29. MANAGEMENT SERVICES.
  None.

ITEM 30. UNDERTAKINGS.
  n/a

                               SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 28th day of September, 1998.

                                    CAPITAL WORLD BOND FUND, INC.

                                    By/s/  Paul G. Haaga, Jr.
                                   (Paul G. Haaga, Jr., Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on September 28, 1998, by the following persons in the capacities indicated.

         SIGNATURE                                      TITLE



(1)      Principal Executive Officer:



         /s/ Abner D. Goldstine                         President and Director

            (Abner D. Goldstine)





(2)      Principal Financial Officer and Principal Accounting Officer:



         /s/ Anthony W. Hynes, Jr.                      Treasurer

            (Anthony W. Hynes, Jr.)





(3)      Directors:



         H. Frederick Christie*                         Director
         Don R. Conlan*                                 Director
         Diane C. Creel*                                Director

         Martin Fenton, Jr.*                            Director
         Leonard R. Fuller*                             Director



         /s/ Abner D. Goldstine                         President and Director

            (Abner D. Goldstine)



         /s/ Paul G. Haaga, Jr.                         Chairman and Director

            (Paul G. Haaga, Jr.



         Herbert Hoover III*                            Director

         Richard G. Newman*                             Director


*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact